Loan Commitments and Other Related Activities	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES
LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES
Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.
The contractual amounts of financial instruments with off-balance-sheet risk were as follows at the dates indicated:

	December 31,
	2013		2012
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
	(Dollars in thousands)
Commitments to make loans	$2,326	$676	$777	$1,852
Unused lines of credit	5,717	24,601	4,787	25,484
Standby letters of credit	—	920	213	1,692
Total	$8,043	$26,197	$5,777	$29,028

Commitments to make loans are generally made for periods of 60 days or less. The fixed rate loan commitments have interest rates from 2.74% to 9.04% and maturities of up to 180 months at December 31, 2013. The fixed rate loan commitments have interest rates from 5.30% to 5.95% and a maturity of 60 months at December 31, 2012.